Post-employment benefit obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of Amounts Recognized in Consolidated Statements of Financial Position

The amounts recognized in the consolidated statements financial position are as follows:

	December 31,	December 31,
	2018	2017

Present value of funded obligations	$25,068	$26,730
Fair value of plan assets	16,894	18,112
Deficit of funded plans	$8,174	$8,618

Schedule of Movements in Defined Benefit Obligations
The movements in the defined benefit obligations are as follows:

	December 31,	December 31,
	2018	2017

Obligations, beginning of year	$26,730	$23,910
Current service costs	755	774
Interest costs	965	999
Benefits paid	(960)	(901)
Actuarial loss (gain)	(2,422)	1,948
Obligations, end of year	$25,068	$26,730

Schedule of Fair Value of Plan Assets
The movements in the fair value of plan assets are as follows:

	December 31,	December 31,
	2018	2017

Assets, beginning of year	$18,112	$15,794
Return on assets	685	678
Actuarial gain (loss)	(1,871)	1,555
Employer contributions	928	986
Benefits paid	(960)	(901)
Assets, end of year	$16,894	$18,112

Schedule of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss
The amounts recognized in the consolidated statements of loss and comprehensive loss are as follows:

	December 31,	December 31,
	2018	2017

Current service costs and interest costs
included in cost of sales	$1,720	$1,773

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions are as follows:

	December 31,	December 31,
	2018	2017

Discount rate (expense)	3.75%	4.25%
Discount rate (year end disclosures)	4.25%	3.75%
Future salary increases (salaried plan only)	5.00%	5.00%